Equity - Summary of Unrealized Gain (Loss) on Available-for-sale Financial Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Balance at January 1	$ 219,027,922		$ 201,310,187	$ 166,841,165
Unrealized gain arising on revaluation of available-for-sale financial assets				224,036
Share from associates and joint venture accounted for using the equity method	(85,975)	$ (2,874)	136,608	264,389
Balance at December 31	$ 212,802,312	$ 7,114,755	219,027,922	201,310,187
Reserve of gains and losses on remeasuring available-for-sale financial assets excluding changes in capital surplus [member]
Balance at January 1			$ 422,570	(197,314)
Unrealized gain arising on revaluation of available-for-sale financial assets				169,585
Cumulative loss reclassified to profit or loss on impairment of available-for-sale financial assets				50,206
Cumulative gain reclassified to profit or loss on disposal of available-for-sale financial assets				(1,517)
Share from associates and joint venture accounted for using the equity method				401,610
Balance at December 31				$ 422,570